UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    141 Linden Street, Suite 4, Wellesley, MA  02482-7910
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:


/s/  David J. Breazzano     Wellesley, MA        May 11, 2005

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:           	28
Form 13F Information Table Value Total:      	141,843
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE

AES CORPORATION	COM	00130H105	1,884	115,000	SH		SOLE		115,000
ALDERWOODS GROUP INC	COM	014383103	9,618	773,191	SH		SOLE		773,191
AMERICAN DENTAL PARTNERS	COM	025353103	1,717	77,250	SH		SOLE		77,250
AMKOR TECHNOLOGY INC	NOTE 5.750%
	6/0	031652AN0	39,416	41,600	SH		SOLE		41,600
BCE INC	COM	05534B109	2,501	100,000	SH		SOLE		100,000
BALLY TOTAL FITNESS	COM	05873K108	696	200,000	SH		SOLE		200,000
CARRIAGE SVCS INC	COM	143905107	1,671	300,000	SH		SOLE		300,000
CENVEO INC	COM	15670S105	3,948	700,000	SH		SOLE		700,000
DELTA AIRLINES	COM	247361108	911	225,000	SH		SOLE		225,000
DOMTAR INC	COM	257561100	319	37,500	SH		SOLE		37,500
DYNEGY INCL NEW	CL A	26816Q101	782	200,000	SH		SOLE		200,000
FRIENDLY ICE CREAM CORP	COM	358497105	1,766	217,000	SH		SOLE		 217,000
GAMETECH INC.	COM	36466D102	594	200,000	SH		SOLE		200,000
GAMING PARTNERS INTL CORP	COM	36467A107	1,453	101,984	SH		SOLE		101,984
GENESIS HEALTHCARE CORP	COM	37184D101	5,147	120,000	SH		SOLE		120,000
HAMMONS JOHN Q HOTELS INC	CL A	408623106	1,080	50,000	SH		SOLE		50,000
INTERNET CAP GROUP INC	COM  NEW	46059C205	2,141	305,000	SH		SOLE		305,000
ISLE OF CAPRI CASINOS INC	COM	464592104	3,981	150,000	SH		SOLE		150,000
LEARNING CARE	COM	52200L102	1,101	300,000	SH		SOLE		300,000
MTR GAMING GROUP INC	COM	553769100	9,610	775,000	SH		SOLE		775,000
MICROMUSE INC	COM	595094103	1,210	267,000	SH		SOLE		267,000
MULTIMEDIA GAMES INC	COM	625453105	5,238	675,000	SH		SOLE		675,000
OWENS-ILLINOIS	COM NEW	690768403	2,640	105,000	SH		SOLE		105,000
RADIOLOGIX INC	COM	75040K109	6,066	1,414,100	SH		SOLE		1,414,100
RES-CARE INC	COM	760943100	4,066	325,000	SH		SOLE		325,000
SUNTERRA CORPORATION	COM NEW	86787D208	22,657	1,502,486	SH		SOLE		1,502,486
WYNDHAM	CLA	983101106	1,600	2,000,000	SH		SOLE		2,000,000
YOUBET COM INC	COM	987413101	8,030	1,370,350	SH		SOLE		1,370,350
GRAND TOTAL	141,843	12,647,461	12,647,461
